Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (4,167,889)	$ (606,194)	¥ (2,674,990)	¥ (1,765,824)
Operating loss
Interest income	213,969	31,121	83,127	17,009
Interest expenses	(94,711)	(13,775)	(277,577)	(110,477)
Foreign exchange (loss)/gain, net	(970,796)	(141,196)	400,737	(238,564)
Other income/(expense), net	192,309	27,970	2,488	60,692
Net loss attributable to iQIYI, Inc.	(9,109,776)	(1,324,961)	(3,736,932)	(3,074,022)
Extinguishment and reissuance of Series B preferred shares	0	0	(363,279)	0
Net (loss)/income attributable to ordinary shareholders	(9,408,766)	(1,368,447)	972,929	(7,948,761)
Other comprehensive income
Foreign currency translation adjustments	1,787,553	259,989	(264,774)	195,255
Unrealized gains/(losses) on available-for-sale debt securities	(689)	(100)	(1,470)	2,978
Total other comprehensive income/(loss), net of tax	1,786,864	259,889	(266,244)	198,233
Comprehensive loss	(7,322,956)	(1,065,078)	(4,003,176)	(2,875,789)
iQIYI, INC
Operating costs and expenses:
Selling, general and administrative	(48,253)	(7,018)	(6,058)	(4,364)
Operating loss
Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries	(8,573,048)	(1,246,898)	(3,963,264)	(2,991,812)
Interest income	260,360	37,868	101,851	23,759
Interest expenses	(25,550)	(3,716)	(116,989)	(13)
Foreign exchange (loss)/gain, net	(694,907)	(101,070)	247,528	(102,066)
Other income/(expense), net	(28,378)	(4,127)	0	474
Net loss attributable to iQIYI, Inc.	(9,109,776)	(1,324,961)	(3,736,932)	(3,074,022)
Accretion of redeemable convertible preferred shares	(298,990)	(43,486)	5,073,140	(4,874,739)
Net (loss)/income attributable to ordinary shareholders	(9,408,766)	(1,368,447)	972,929	(7,948,761)
Other comprehensive income
Foreign currency translation adjustments	1,787,553	259,989	(264,774)	195,255
Unrealized gains/(losses) on available-for-sale debt securities	(733)	(106)	(1,470)	2,978
Total other comprehensive income/(loss), net of tax	1,786,820	259,883	(266,244)	198,233
Comprehensive loss	(7,322,956)	(1,065,078)	(4,003,176)	(2,875,789)
iQIYI, INC | Series B Preferred Stock
Operating loss
Extinguishment and reissuance of Series B preferred shares	¥ 0	$ 0	¥ (363,279)	¥ 0